UNITED STATES SECURITIES AND EXCHANGE COMMISSION Washington, D.C 20549 FORM 13F FORM 13F COVER PAGE Report for the Calendar Year or Quarter Ended: September 30, 2004 Check here if Amendment [ ]; Amendment Number: This Amendment (Check only one.): [ ] is a restatement. [ ] adds new holdings entries. Institutional Investment Manager Filing this Report: Name : White Oak Capital Management, Inc. Address: 380 Madison Avenue, 22nd Floor NEW YORK, NY 10017 13F File Number: 28-3556 The Institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral part of this form. Person signing this report on behalf of Reporting Manager: Name: Robert R. Cole Title: President Phone: (212) 490-0600 Signature, Place, and Date of signing: Robert R. Cole, New York, New York October 18, 2004 Report Type (Check only One) [X] 13F Holdings Report [ ] 13F Notice [ ] 13F Combination Report List of Other Managers reporting for this Manager: NONE I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934 FORM 13F SUMMARY PAGE Report Summary Number of Other Included Managers: NONE Form 13F Information Table Entry Total: 186 Form 13F Information Table Value Total : $ 346,681 VALUE SHARES/ SH/ PUT/ INVSTMT -----VOTING AUTHORITY----- NAME OF ISSUER -TITLE OF CLASS- --CUSIP-- X$1000 PRN AMT PRN CALL DSCRETN -MANAGERS-- SOLE SHARED NONE ***BP P L C SPONSORED ADR COMMON STOCK 055622104 3212 55829 SH DEFINED 0 129330 ***BP P L C SPONSORED ADR COMMON STOCK 055622104 1318 22917 SH SOLE 0 54290 ***CARNIVAL CORP COMMON STOCK 143658300 1253 26500 SH SOLE 0 7400 12000 ***MAGNA INTERNATIONAL INC COMMON STOCK 559222401 707 9550 SH SOLE 0 4900 4350 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 756 55070 SH DEFINED 0 5275 ***NOKIA CORP-SPONSORED ADR COMMON STOCK 654902204 908 66200 SH SOLE 0 8900 6323 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 4892 94799 SH DEFINED 0 169087 ***ROYAL DUTCH PETROLEUM CO COMMON STOCK 780257804 1504 29143 SH SOLE 0 28090 ***SCHLUMBERGER LTD COMMON STOCK 806857108 1710 25400 SH DEFINED 0 5618 ***SCHLUMBERGER LTD COMMON STOCK 806857108 815 12105 SH SOLE 0 7150 ***VODAFONE GROUP PLC NEW COMMON STOCK 92857W100 365 15120 SH DEFINED 0 314614 ABBOTT LABORATORIES COMMON STOCK 002824100 5478 129330 SH DEFINED 0 141776 ABBOTT LABORATORIES COMMON STOCK 002824100 2300 54290 SH SOLE 0 66400 ADVANCED ENVIRONMENTAL RECYC- COMMON STOCK 007947104 18 12000 SH DEFINED 0 56704 AFFYMETRIX INC COMMON STOCK 00826T108 395 12850 SH SOLE 0 8500 20070 ALLERGAN INC COMMON STOCK 018490102 724 9975 SH SOLE 0 4700 4600 ALLIANT TECHSYSTEMS INC-W/RTS COMMON STOCK 018804104 833 13773 SH SOLE 0 7450 67498 ALTRIA GROUP INC COMMON STOCK 02209S103 7954 169087 SH DEFINED 0 126820 AMAZON.COM INC COMMON STOCK 023135106 1524 37290 SH SOLE 0 9200 119943 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 21391 314614 SH DEFINED 0 65746 AMER INTERNATIONAL GROUP INC COMMON STOCK 026874107 9639 141776 SH SOLE 0 55829 Amer Supercond. COM 030111108 2056 165500 SH Sole 165500 22917 AMERADA HESS CORP COMMON STOCK 023551104 500 5618 SH DEFINED 0 16136 AMERICAN EXPRESS COMPANY COMMON STOCK 025816109 368 7150 SH SOLE 0 6996 Amgen COM 031162100 232 4100 SH Sole 4100 88 AMGEN CORP COMMON STOCK 031162100 3764 66400 SH DEFINED 0 5550 AMGEN CORP COMMON STOCK 031162100 3554 62704 SH SOLE 0 6000 1700 ANADARKO PETROLEUM CORP COMMON STOCK 032511107 1332 20070 SH SOLE 0 8500 ANHEUSER BUSCH COMPANIES INC COMMON STOCK 035229103 230 4600 SH SOLE 0 3265 APPLIED MATERIALS INC COMMON STOCK 038222105 1113 67498 SH DEFINED 0 8850 APPLIED MATERIALS INC COMMON STOCK 038222105 2355 142820 SH SOLE 0 16000 8000 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 4956 119943 SH DEFINED 0 19100 AUTOMATIC DATA PROCESSING INC COMMON STOCK 053015103 2717 65746 SH SOLE 0 29894 Avaya Inc. COM 053499109 572 41000 SH Sole 41000 3200 BANK OF AMER CORP COMMON STOCK 060505104 786 18134 SH SOLE 0 1998 111034 BECTON DICKINSON & CO COMMON STOCK 075887109 362 6996 SH DEFINED 0 59448 Bellsouth Corp COM 079860102 240 8850 SH Sole 8850 489352 BERKSHIRE HATHAWAY INC CL B COMMON STOCK 084670207 253 88 SH SOLE 0 543436 BIOGEN IDEC INC COMMON STOCK 09062X103 459 7500 SH SOLE 0 5800 3255 BIOMET INC COMMON STOCK 090613100 260 5550 SH SOLE 0 110788 BRISTOL MYERS SQUIBB CO COMMON STOCK 110122108 201 8500 SH DEFINED 0 102380 BROADCOM CORP CL A COMMON STOCK 111320107 485 17765 SH SOLE 0 14500 19352 BROCADE COMMUNICATIONS SYS INC COMMON STOCK 111621108 120 21250 SH SOLE 0 12400 5100 BUCKEYE PARTNERS L P COMMON STOCK 118230101 352 8000 SH DEFINED 0 4000 Cendant Corp COM 151313103 251 11600 SH Sole 11600 126040 CHEESECAKE FACTORY INC COMMON STOCK 163072101 2034 46869 SH SOLE 0 16975 68525 CHELSEA PPTY GROUP INC COMMON STOCK 163421100 215 3200 SH DEFINED 0 5200 CHEVRONTEXACO CORP COMMON STOCK 166764100 5956 111034 SH DEFINED 0 14463 CHEVRONTEXACO CORP COMMON STOCK 166764100 3189 59448 SH SOLE 0 37360 Choicepoint COM 170388102 269 6300 SH Sole 6300 3685 CISCO SYSTEMS INC COMMON STOCK 17275R102 8857 489352 SH DEFINED 0 5000 CISCO SYSTEMS INC COMMON STOCK 17275R102 10053 555436 SH SOLE 0 12000 7000 CITIGROUP INC COMMON STOCK 172967101 386 8755 SH SOLE 0 5500 81284 Cohen Steers RE&UT COM 19247Y108 398 22500 SH Sole 22500 45531 Cohen Steers REIT COM 19247x100 377 15000 SH Sole 15000 54525 COLGATE PALMOLIVE CO COMMON STOCK 194162103 5005 110788 SH DEFINED 0 28585 COLGATE PALMOLIVE CO COMMON STOCK 194162103 4626 102380 SH SOLE 0 4700 COMCAST CORPORATION COMMON STOCK 20030N200 540 19352 SH DEFINED 0 5324 CONOCOPHILLIPS COMMON STOCK 20825C104 423 5100 SH SOLE 0 74000 Constellation Brands COM 21036P108 228 6000 SH Sole 6000 70478 DELL INC COMMON STOCK 24702R101 498 14000 SH SOLE 0 10000 8733 DirectTV COM 444418107 373 21193 SH Sole 21193 8275 DOVER CORP COMMON STOCK 260003108 202 5200 SH SOLE 0 5375 E W SCRIPPS CO NEW-CL A COMMON STOCK 811054204 764 16000 SH SOLE 0 7200 229306 EBAY INC COMMON STOCK 278642103 1900 20663 SH SOLE 0 6200 204867 ELECTRONIC ARTS COMMON STOCK 285512109 2320 50435 SH SOLE 0 13075 35098 ELI LILLY & CO COMMON STOCK 532457108 216 3600 SH DEFINED 0 5900 EMERSON ELECTRIC CO COMMON STOCK 291011104 228 3685 SH SOLE 0 7474 ENBRIDGE ENERGY PARTNERS L P COMMON STOCK 29250R106 239 5000 SH DEFINED 0 99341 Encana Corp. COM 292505104 899 19410 SH Sole 19410 107650 ENERGY TRANSFER PARTNERS L P COMMON STOCK 29273R109 334 7000 SH DEFINED 0 5350 EXXON MOBIL CORP COMMON STOCK 30231G102 3928 81284 SH DEFINED 0 10000 EXXON MOBIL CORP COMMON STOCK 30231G102 2201 45531 SH SOLE 0 96160 Exxon Mobil Corp COM 30231g102 343 7100 SH Sole 7100 149385 FANNIE MAE COMMON STOCK 313586109 1503 23700 SH SOLE 0 19000 115878 FIFTH THIRD BANCORP COMMON STOCK 316773100 262 5324 SH SOLE 0 16034 First American Corp. COM 318522307 909 29500 SH Sole 29500 27085 FIRST DATA CORP COMMON STOCK 319963104 3219 74000 SH DEFINED 0 119962 FIRST DATA CORP COMMON STOCK 319963104 3066 70478 SH SOLE 0 23500 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 3557 54525 SH DEFINED 0 111850 FREDDIE MAC-VOTING COMMON COMMON STOCK 313400301 1865 28585 SH SOLE 0 118858 GANNETT CO INC COMMON STOCK 364730101 731 8733 SH DEFINED 0 13400 GAP INC COMMON STOCK 364760108 343 18400 SH SOLE 0 10125 11788 GENENTECH INC COMMON STOCK 368710406 429 8175 SH SOLE 0 2800 8340 GENERAL ELECTRIC CO COMMON STOCK 369604103 7700 229306 SH DEFINED 0 3600 GENERAL ELECTRIC CO COMMON STOCK 369604103 6879 204867 SH SOLE 0 52125 GlobalSantaFe Corp COM G3930E101 282 9200 SH Sole 9200 57673 H J HEINZ CO COMMON STOCK 423074103 303 8400 SH SOLE 0 2500 10900 HARLEY DAVIDSON INC COMMON STOCK 412822108 2562 43098 SH SOLE 0 8000 3600 HERSHEY FOODS CORP COMMON STOCK 427866108 349 7474 SH SOLE 0 71925 HOME DEPOT INC COMMON STOCK 437076102 3894 99341 SH DEFINED 0 39225 HOME DEPOT INC COMMON STOCK 437076102 4434 113100 SH SOLE 0 5450 4650 ILLINOIS TOOL WORKS INC COMMON STOCK 452308109 498 5350 SH SOLE 0 17021 INKINE PHARMACEUTICAL CO INC COMMON STOCK 457214104 51 10000 SH SOLE 0 58025 Intel COM 458140100 201 10000 SH Sole 10000 43236 INTEL CORP COMMON STOCK 458140100 1929 96160 SH DEFINED 0 82329 INTEL CORP COMMON STOCK 458140100 3065 152785 SH SOLE 0 3400 6850 INTERNATIONAL BUSINESS COMMON STOCK 459200101 9935 115878 SH DEFINED 0 1143 INTERNATIONAL BUSINESS COMMON STOCK 459200101 1375 16034 SH SOLE 0 162160 J P MORGAN CHASE & CO COMMON STOCK 46625H100 4766 119962 SH DEFINED 0 184761 J P MORGAN CHASE & CO COMMON STOCK 46625H100 934 23500 SH SOLE 0 7162 JDS UNIPHASE CORP COMMON STOCK 46612J101 153 45285 SH SOLE 0 18200 6700 JOHNSON & JOHNSON COMMON STOCK 478160104 6301 111850 SH DEFINED 0 29600 JOHNSON & JOHNSON COMMON STOCK 478160104 6695 118858 SH SOLE 0 55070 JPMorgan Chase & Co COM 46625h100 298 7500 SH Sole 7500 57300 JUNIPER NETWORKS COMMON STOCK 48203R104 650 27550 SH SOLE 0 14150 1820 KERR MCGEE CORP COMMON STOCK 492386107 675 11788 SH DEFINED 0 35325 Kinder Morgan COM 49455P101 634 10100 SH Sole 10100 27852 KINDER MORGAN ENERGY PARTNERS COMMON STOCK 494550106 391 8340 SH DEFINED 0 8700 Kinder Morgan LLC COM 49455U100 519 12504 SH Sole 12504 36825 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 3492 52125 SH DEFINED 0 94794 L-3 COMMUNICATIONS HOLDINGS COMMON STOCK 502424104 4554 67973 SH SOLE 0 10300 113750 Liberty Media A COM 530718105 463 53100 SH Sole 53100 61415 LIBERTY MEDIA CORP SER A NEW COMMON STOCK 530718105 95 10900 SH SOLE 0 115875 LOWES CO INC COMMON STOCK 548661107 3909 71925 SH DEFINED 0 4215 LOWES CO INC COMMON STOCK 548661107 2132 39225 SH SOLE 0 4448 LSI LOGIC CORP COMMON STOCK 502161102 53 12200 SH SOLE 0 8600 19699 MCGRAW HILL COMPANIES INC COMMON STOCK 580645109 1356 17021 SH DEFINED 0 17005 MEDTRONIC INC COMMON STOCK 585055106 3011 58025 SH DEFINED 0 94799 MEDTRONIC INC COMMON STOCK 585055106 2244 43236 SH SOLE 0 29143 MERCK & CO INC COMMON STOCK 589331107 2717 82329 SH DEFINED 0 7363 MERCK & CO INC COMMON STOCK 589331107 226 6850 SH SOLE 0 10672 METLIFE INC COMMON STOCK 59156R108 941 24343 SH SOLE 0 23200 25400 MICROCHIP TECHNOLOGY INC COMMON STOCK 595017104 455 16949 SH SOLE 0 9787 12105 MICROSOFT CORP COMMON STOCK 594918104 4484 162160 SH DEFINED 0 8800 MICROSOFT CORP COMMON STOCK 594918104 5330 192761 SH SOLE 0 8000 4000 Microsoft Corp. COM 594918104 332 12000 SH Sole 12000 9197 MILLENNIUM PHARMACEUTICALS INC COMMON STOCK 599902103 186 13600 SH SOLE 0 6900 3208 MOTOROLA INC COMMON STOCK 620076109 534 29600 SH DEFINED 0 69396 News Corp Ltd A COM 652487802 321 10260 SH Sole 10260 4900 NORTHROP GRUMMAN CORP COMMON STOCK 666807102 353 6620 SH SOLE 0 4800 53900 OMNICOM GROUP INC COMMON STOCK 681919106 2581 35325 SH DEFINED 0 44494 OMNICOM GROUP INC COMMON STOCK 681919106 2035 27852 SH SOLE 0 210534 OMNIVISION TECHNOLOGIES INC COMMON STOCK 682128103 180 12700 SH SOLE 0 4000 2299 Online Resources COM 68273G101 1310 184500 SH Sole 184500 33384 ORACLE CORP COMMON STOCK 68389X105 415 36825 SH DEFINED 0 53557 ORACLE CORP COMMON STOCK 68389X105 1304 115594 SH SOLE 0 20800 78820 Pacific Capital Bancrp. COM 69404p101 315 10665 SH Sole 10665 3100 PEPSICO INC COMMON STOCK 713448108 5534 113750 SH DEFINED 0 36089 PEPSICO INC COMMON STOCK 713448108 2988 61415 SH SOLE 0 117500 PFIZER INC COMMON STOCK 717081103 3546 115875 SH DEFINED 0 92873 PFIZER INC COMMON STOCK 717081103 4125 134803 SH SOLE 0 35000 24850 PIXAR COMMON STOCK 725811103 333 4215 SH SOLE 0 22552 PROCTER & GAMBLE CO COMMON STOCK 742718109 241 4448 SH SOLE 0 8374 QUESTAR CORP COMMON STOCK 748356102 903 19699 SH DEFINED 0 15120 QUESTAR CORP COMMON STOCK 748356102 779 17005 SH SOLE 0 109348 Quinenco S.A. COM 748718103 743 65200 SH Sole 65200 85060 RUBY TUESDAY INC COMMON STOCK 781182100 205 7363 SH SOLE 0 55800 SCHERING PLOUGH CORP COMMON STOCK 806605101 203 10672 SH DEFINED 0 16375 Scudder RREEF COM 81119Q100 334 22500 SH Sole 22500 14998 Senetek Plc - Adr COM 817209307 4 15000 SH Sole 15000 4110 SIEBEL SYSTEMS INC COMMON STOCK 826170102 104 13800 SH SOLE 0 9800 9200 SILICON VALLEY BANCSHARES COMMON STOCK 827064106 342 9197 SH SOLE 0 32520 SMUCKER J M COMPANY COMMON STOCK 832696405 231 5208 SH SOLE 0 2000 SOUTHTRUST CORP COMMON STOCK 844730101 2891 69396 SH DEFINED 0 SOUTHTRUST CORP COMMON STOCK 844730101 204 4900 SH SOLE 0 STRYKER CORP COMMON STOCK 863667101 2592 53900 SH DEFINED 0 STRYKER CORP COMMON STOCK 863667101 2139 44494 SH SOLE 0 SUN MICROSYSTEMS INC COMMON STOCK 866810104 949 234934 SH SOLE 0 24400 TARGET CORP COMMON STOCK 87612E106 421 9299 SH SOLE 0 7000 TEXAS INSTRUMENTS INC COMMON STOCK 882508104 966 45384 SH SOLE 0 12000 TIME WARNER INC COMMON STOCK 887317105 864 53557 SH DEFINED 0 TIME WARNER INC COMMON STOCK 887317105 1689 104620 SH SOLE 0 25800 Tripath Imaging COM 896942109 1395 170500 SH Sole 170500 TUESDAY MORNING CORP-NEW COMMON STOCK 899035505 250 8100 SH SOLE 0 5000 Ultrapar Part Pfd COM 90400P101 646 40500 SH Sole 40500 Unitrin COM 913275103 274 6600 SH Sole 6600 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3714 117500 SH DEFINED 0 UNIVISION COMMUNICATIONS INC COMMON STOCK 914906102 3283 103873 SH SOLE 0 11000 US BANCORP DEL COMMON STOCK 902973304 1043 36089 SH SOLE 0 VALSPAR CORP COMMON STOCK 920355104 1160 24850 SH DEFINED 0 VALSPAR CORP COMMON STOCK 920355104 1053 22552 SH SOLE 0 VERIZON COMMUNICATIONS COMMON STOCK 92343V104 330 8374 SH DEFINED 0 Vodafone Group COM 92857w100 330 13700 SH Sole 13700 WAL-MART STORES INC COMMON STOCK 931142103 5817 109348 SH DEFINED 0 WAL-MART STORES INC COMMON STOCK 931142103 4525 85060 SH SOLE 0 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 2842 126040 SH DEFINED 0 WALT DISNEY CO HOLDING CO COMMON STOCK 254687106 1545 68525 SH SOLE 0 WASHINGTON MUTUAL INC COMMON STOCK 939322103 2181 55800 SH DEFINED 0 WASHINGTON MUTUAL INC COMMON STOCK 939322103 640 16375 SH SOLE 0 WEBEX COMMUNICATIONS INC COMMON STOCK 94767L109 648 29698 SH SOLE 0 14700 WELLS FARGO & CO-NEW COMMON STOCK 949746101 245 4110 SH SOLE 0 Wells Fargo Corp COM 949746101 233 3900 SH Sole 3900 WYETH COMMON STOCK 983024100 344 9200 SH SOLE 0 YAHOO INC COMMON STOCK 984332106 1625 47920 SH SOLE 0 15400 REPORT SUMMARY 186 DATA RECORDS 346681 0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED